Deferred income tax - Movement on the deferred income tax account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
At 1 January	£ (474)	£ (470)
Exchange differences	(8)	25
Impact of acquisition of companies and businesses	19	(8)
(Charged)/credited to the income statement	(4)	(26)	£ 14
(Charged)/credited to other comprehensive income	(7)	4
(Charged)/credited to equity	(3)	1
At 31 December	(477)	(474)	(470)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset within non-current assets	34	43
Deferred tax liability within non-current liabilities	(511)	(517)
Deferred tax asset (liability)	(477)	(474)	(470)
Terminix
Deferred income tax
Impact of acquisition of companies and businesses	28
Customer lists / intangibles
Deferred income tax
At 1 January	(552)	(572)
Exchange differences	(11)	26
Impact of acquisition of companies and businesses	24	(8)
(Charged)/credited to the income statement	(4)	2
At 31 December	(543)	(552)	(572)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	(543)	(552)	(572)
Accelerated tax depreciation
Deferred income tax
At 1 January	(84)	(75)
Exchange differences	(1)	3
(Charged)/credited to the income statement	4	(12)
At 31 December	(81)	(84)	(75)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	(81)	(84)	(75)
Provisions
Deferred income tax
At 1 January	149	171
Exchange differences	6	(7)
Impact of acquisition of companies and businesses	(7)
(Charged)/credited to the income statement	8	(15)
At 31 December	156	149	171
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	156	149	171
IFRS 15 Contracts
Deferred income tax
At 1 January	(41)	(33)
Exchange differences	(2)	2
Impact of acquisition of companies and businesses	2
(Charged)/credited to the income statement	(19)	(10)
At 31 December	(60)	(41)	(33)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	(60)	(41)	(33)
Tax losses
Deferred income tax
At 1 January	38	23
(Charged)/credited to the income statement	3	7
(Charged)/credited to other comprehensive income		8
At 31 December	41	38	23
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	41	38	23
Share-based payments
Deferred income tax
At 1 January	15	16
(Charged)/credited to the income statement	1	(2)
(Charged)/credited to equity	(3)	1
At 31 December	13	15	16
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	13	15	£ 16
Other
Deferred income tax
At 1 January	1
Exchange differences		1
(Charged)/credited to the income statement	3	4
(Charged)/credited to other comprehensive income	(7)	(4)
At 31 December	(3)	1
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	£ (3)	£ 1